Deposits - Schedule of Maturities of Total Time Deposits (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Due within:
2026	$ 280,853
2027	16,925
2028	4,827
2029	531
2030	376
Thereafter	0
Total	$ 303,512